Other Disclosures - Collaborations and Licenses (Details) kr in Millions, $ in Millions					1 Months Ended			12 Months Ended
	Jun. 09, 2022 USD ($)	May 31, 2021	Jun. 10, 2020 DKK (kr) product item	Jun. 10, 2020 USD ($) item product	Oct. 31, 2020	Jun. 30, 2020 DKK (kr)	Jun. 30, 2020 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2012	Dec. 31, 2024 DKK (kr) product	Dec. 31, 2023 DKK (kr)
Collaborations and Licenses
Investments accounted for using equity method | kr										kr 228	kr 134
Janssen
Collaborations and Licenses
Royalty obligation expiration term after first sale of product								13 years
Amount of seeking an award	$ 405
New royalty term entitled as mentioned in declaration	13 years
Janssen (DuoBody)
Collaborations and Licenses
Number of products were in active clinical development | product										3
Royalties expiration term after the first sale of each licensed product								10 years
Novartis (Arzaerra/Ofatumumab)
Collaborations and Licenses
Royalty percentage for non-cancer treatment								10.00%
Roche
Collaborations and Licenses
Cost and profit sharing ratio					50
Royalties expiration term after the first sale of each licensed product		10 years
AbbVie
Collaborations and Licenses
Upfront payment						kr 4,911	$ 750
Ratio of share of profits before income taxes				50
Ratio of sharing pre tax profits			50	50
Number of performance obligations | item			4	4
Number of delivery license programs | item				3
Percentage of discover research and development cost responsible by the entity			100.00%	100.00%
Maximum number of product concepts for which cost-plus margin approach was utilized | product			4	4
Contract Transaction Price			kr 4,911	$ 750
BioNTech
Collaborations and Licenses
Upfront fee paid								$ 10
Performance obligations satisfied at point in time | AbbVie
Collaborations and Licenses
Contract Transaction Price			4,398	672
Performance obligations satisfied over time | AbbVie
Collaborations and Licenses
Contract Transaction Price			kr 513	$ 78
Bottom of range [member] | Janssen
Collaborations and Licenses
Tiered royalty percentage									12.00%
Bottom of range [member] | Janssen (DuoBody)
Collaborations and Licenses
Tiered royalty percentage								8.00%
Bottom of range [member] | AbbVie
Collaborations and Licenses
Tiered royalty percentage			22.00%	22.00%
Top of range [member] | Janssen
Collaborations and Licenses
Tiered royalty percentage									20.00%
Top of range [member] | Janssen (DuoBody)
Collaborations and Licenses
Tiered royalty percentage								10.00%
Top of range [member] | AbbVie
Collaborations and Licenses
Tiered royalty percentage			26.00%	26.00%
Number of future differentiated antibody for cancer to be discover | item				4
Contractually entitled to receive amount in additional development, regulatory and sales milestone payments				$ 2,550
Contractually entitled to receive payments related to clinical development and commercial success				550
Development Regulatory and Sales Milestone | Top of range [member] | AbbVie
Collaborations and Licenses
Receivables				$ 3,150
Countries Outside United States and Japan | Bottom of range [member] | AbbVie
Collaborations and Licenses
Tiered royalty percentage			22.00%	22.00%
Countries Outside United States and Japan | Top of range [member] | AbbVie
Collaborations and Licenses
Tiered royalty percentage			26.00%	26.00%
Clinical Development and Commercial Success Across all Three Programs | Development Regulatory and Sales Milestone | AbbVie
Collaborations and Licenses
Receivables				$ 1,150
Success of all Four Next Generation Antibody Product Candidates Developed | Development Regulatory and Sales Milestone | AbbVie
Collaborations and Licenses
Receivables				$ 2,000